Derivative Instruments And Hedging Activities (Fair Value Of Derivative Contracts Designated And Not Designated As Hedging Instruments) (Details) (USD $) In Millions, unless otherwise specified	May 27, 2012		May 29, 2011
Derivative contracts, Derivative Assets	$ 6.8		$ 5.8
Derivative contracts, Derivative Liabilities	(45.3)		(23.2)
Designated As Hedging Instruments
Derivative contracts, Derivative Assets	4.9		4.7
Derivative contracts, Derivative Liabilities	(45.3)		(23.2)
Not Designated As Hedging Instrument
Derivative contracts, Derivative Assets	1.9		1.1
Derivative contracts, Derivative Liabilities	0		0
Commodity Contract | Designated As Hedging Instruments
Derivative contracts, Derivative Assets	0.3	[1]	0.1	[1]
Derivative contracts, Derivative Liabilities	(0.4)	[1]	0	[1]
Commodity Contract | Not Designated As Hedging Instrument
Derivative contracts, Derivative Assets	0	[1]	0.6	[1]
Derivative contracts, Derivative Liabilities	0	[1]	0	[1]
Forward Contracts | Designated As Hedging Instruments
Derivative contracts, Derivative Assets	0.9	[1]	0.4	[1]
Derivative contracts, Derivative Liabilities	0	[1]	0	[1]
Forward Contracts | Not Designated As Hedging Instrument
Derivative contracts, Derivative Assets	1.9	[1]	0.5	[1]
Derivative contracts, Derivative Liabilities	0	[1]	0	[1]
Interest Rate Contract | Designated As Hedging Instruments
Derivative contracts, Derivative Assets	3.2	[1]	3.6	[1]
Derivative contracts, Derivative Liabilities	(44.9)	[1]	(23.2)	[1]
Foreign Exchange Contract | Designated As Hedging Instruments
Derivative contracts, Derivative Assets	0.5	[1]	0.6	[1]
Derivative contracts, Derivative Liabilities	$ 0	[1]	$ 0	[1]

[1]	Derivative assets and liabilities are included in receivables, net, prepaid expenses and other current assets, and other current liabilities, as applicable, on our consolidated balance sheets.